Other provisions	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Other provisions

32. Other provisions

	Legal and other disputes £m	Major restructuring programmes £m	Employee- related provisions £m	Other provisions £m	Total £m
At 1 January 2024	267	282	383	307	1,239
Exchange adjustments	57	(3)	(6)	(14)	34
Charge for the year	2,039	195	216	161	2,611
Reversed unused	(50)	(51)	(52)	(30)	(183)
Unwinding of discount	18	1	–	–	19
Utilised	(885)	(149)	(123)	(70)	(1,227)
Reclassifications and other movements	–	16	8	36	60
Transfer to pension obligations	–	(18)	–	–	(18)
At 31 December 2024	1,446	273	426	390	2,535

To be settled within one year	1,393	178	178	197	1,946
To be settled after one year	53	95	248	193	589
At 31 December 2024	1,446	273	426	390	2,535
Legal and other disputes
The Group is involved in a substantial number of legal and
other disputes, including notification of possible claims, as set out in Note 47, ‘Legal proceedings’. Provisions for legal and other disputes include amounts relating to product liability, anti-
trust, government investigations, contract terminations and self insurance.
The Group may become involved in significant legal
proceedings in respect of which it is not possible to
meaningfully assess whether the outcome will result in a
probable outflow, or to quantify or reliably estimate the liability, if any, that could result from ultimate resolution of the
proceedings. In these cases, the Group would provide
appropriate disclosures about such cases, but no provision
would be made.
The net charge for the year of £1,989 million (including
reversals and estimated insurance recoveries) primarily
reflected the £1.8 billion charge for the Zantac settlement and related legal fees, as well as provisions for other product
liability cases, commercial disputes and various other
government investigations.
The discount on the provision is £18 million in 2024 (2023:
£10 million). The discount was calculated using risk-adjusted projected cash flows and risk-free rates of return.
In respect of product liability claims related to certain products, provision is made when there is sufficient history of claims made and settlements to enable management to make a
reliable estimate of the provision required to cover unasserted claims, and to determine the probability of the outflow of cash.
The ultimate liability for such matters may vary from the
amounts provided and is dependent upon the outcome of
litigation proceedings, investigations and possible settlement negotiations.
The Group’s position could change over time, and, therefore, there can be no assurance that any losses that result from the outcome of any legal proceedings will not exceed by a material amount the amount of the provisions reported in the Group’s
financial statements.
It is in the nature of the Group’s business that a number of these matters may be the subject of negotiation and litigation over many years. Litigation proceedings, including the various appeal procedures, often take many years to reach resolution, and out-of-court settlement discussions can also often be
protracted. Indemnified disputes will result in a provision charge and a corresponding receivable.
The Group is in potential settlement discussions in a number of the disputes for which amounts have been provided and, based on its current assessment of the progress of these disputes, estimates that £1,393 million of the amount provided at
31 December 2024 will be settled within one year, primarily
related to the resolution of Zantac. For a discussion of legal issues, see Note 47, ‘Legal proceedings’.
Major restructuring programmes
During 2024, the Group had two major restructuring
programmes: the Separation restructuring programme which
focused on the separation of GSK into two companies and is
now largely complete, plus the Significant Acquisitions
programme which is focused on the integration of recent
acquisitions.
Restructuring provisions primarily include severance costs
when management has made a formal decision to eliminate
certain positions and this has been communicated to the
groups of employees affected and appropriate consultation
procedures completed, where appropriate. No provision is
made for staff severance payments that are paid immediately.
The discount on the provisions increased by £1 million in 2024
(2023: increased by £0.4 million).
Transfer to pension obligations reflects augmentation costs of
£18 million relating to defined benefit plans arising from staff redundancies, as shown in Note 31, ‘Pensions and other post-
employment benefits’.
32. Other provisions continued
Employee-related provisions
Employee-related provisions include obligations for certain
medical benefits to disabled employees and their spouses in
the US.
At 31 December 2024, the provision for these benefits
amounted to £46 million (2023: £48 million). Other employee
benefits reflect a variety of provisions for severance costs, jubilee awards and other long-service benefits.
Given the nature of these provisions, the amounts are likely to be settled over many years.
Other provisions
Included in other provisions are provisions for onerous
contracts, insurance provisions and a number of other
provisions including vehicle insurance, environmental
remediation and regulatory matters.